As filed with the Securities and Exchange Commission on October 9, 2012
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No. ____ |_|
Post-Effective Amendment No. 42 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
Amendment No. 43 |X|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(877) 726-8842
(Registrant's Telephone Number, including Area Code)

BENJAMIN D. WIESENFELD, ESQ.
Scout Funds
928 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL
Scout Funds
928 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Scout Emerging Markets Fund series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

SCOUT FUNDS

PROSPECTUS  October 10, 2012

Emerging Markets Fund (SEMFX)

Shares of the Scout Emerging Markets Fund (the “Fund”) have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                                           October 10, 2012
TOLL-FREE 1-800-996-2862

Scout Emerging Markets Fund

Investment Advisor:
SCOUT INVESTMENTS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

TABLE OF CONTENTS

INFORMATION ABOUT THE FUND
Scout Emerging Markets Fund Summary	1
Additional Information about Investment Objective, Policies and Portfolio Holdings	7
Investment Advisor and Portfolio Managers	7
Financial Highlights	8

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest	9
Buying Shares	11
Selling Shares	15
Exchanging Shares	18
Special Features and Services	21
Other Shareholder Information	22
Dividends, Distributions and Taxes	24

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT EMERGING MARKETS FUND SUMMARY

Investment Objective

The investment objective of the Scout Emerging Markets Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
____________________________

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	2.15%1
Total Annual Fund Operating Expenses	3.00%
Less Advisor’s Fee Waiver and/or Expense Assumption	(1.60)%2
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.40%
____________________
1
“Other Expenses” are based on the estimated amounts for the initial fiscal year and include “Acquired Fund Fees and Expenses,” which are estimated to be less than 0.01% of the average net assets of the Fund.

2
Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.  This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses only during the term of the agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years
Emerging Markets Fund	$143	$770

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market companies.  The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries.  Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index.  These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.  Under normal circumstances, the Fund will invest in issuers located in at least five different countries.  Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, rights, warrants and real estate investment trusts (“REITs”).  Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand.  Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.  Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest?
In selecting securities for the Fund, the Advisor combines a “bottom-up” fundamental analysis of quality companies with long-term growth prospects and a “top-down” global perspective on economic and market conditions.  The Advisor will seek to identify advantaged companies benefiting from secular growth (i.e., exhibiting relatively consistent movement over a long period) and country fundamentals.  The Advisor may consider fundamental factors, such as the company’s corporate governance, the quality of earnings, overall financial health and operational efficiency.  The Advisor then seeks to invest in securities that are attractively priced relative to their fundamental characteristics.  Securities are also selected based upon the Advisor’s opinion as to which countries and economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions.  Preferred country characteristics include favorable demographic, macroeconomic and governance trends, as well as improvements in infrastructure.

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The Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies’ records and prospects continue to meet the Advisor’s approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund. The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks:  The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value.  Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks.  U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions.  During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks:  International investing poses additional risks.  If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund.  International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security.  In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

3

The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies.  These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks.  Funds that invest in larger U.S. companies are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Emerging Market Countries Risks:  The Fund’s investments in emerging market countries are subject to all of the risks of international investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Liquidity Risks:  Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.  This risk may be more pronounced for the Fund’s investments in developing countries or emerging markets.

Mid Cap and Small Cap Company Risks:  The Fund may invest in mid and small cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies.  Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Focus Risks:  To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

4

Value Investing Risks:  The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio.  A value stock is one that trades at an attractive price relative to the company’s intrinsic value.  A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks:  The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio.  A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market.  A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks.  Historically, growth investments have performed best during the later stages of economic expansion.  Therefore, the growth investing style may go in and out of favor.  At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Portfolio Turnover Risks:  The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities.  The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund has not yet completed a full calendar year of operations.  In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the MSCI Emerging Markets Index and by showing changes in the Fund’s performance from year to year.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Mark G. Weber	Lead Portfolio Manager of the Fund	Since its inception
Eric D. Chenoweth	Co-Portfolio Manager of the Fund	Since its inception

Purchase and Sale of Fund Shares

Shareholders may purchase and sell shares of the Fund on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

5

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE, POLICIES AND PORTFOLIO HOLDINGS

Investment Objective. The investment objective of the Fund is the long-term growth of capital.  The Fund’s investment objective may be changed by the Board without shareholder approval.  If the Board approves a change in the Fund’s investment objective, shareholders will be given advance written notice of the change.  The Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund’s objective.  As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the change at least sixty days before it occurs.

Disclosure of Portfolio Holdings.  The Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, scoutfunds.com, approximately thirty days after the end of each month.  Further, the Fund discloses its top ten equity holdings on the Fund’s web site approximately fifteen days after the end of each fiscal quarter.  This information is made available in order to enhance communications to the Fund’s shareholders and provide them with additional means of monitoring and evaluating their investments in the Fund. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

INVESTMENT ADVISOR

Scout Investments, Inc. is the Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 928 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of June 30, 2012, assets under the management of the Advisor were approximately $22.37 billion.

The Fund has entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages the Fund’s assets in accordance with the Fund’s investment objective and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of Scout Funds (the “Trust”).  The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Fund pays the Advisor an advisory fee at the annual rate of 0.85% on the Fund’s average daily net assets.  These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) do not exceed 1.40% of the Fund’s average daily net assets.  After its expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangement.  Under the expense limitation agreement, the Advisor retains the right to seek reimbursement from the Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund and such reimbursement will not exceed any applicable expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

7

Prior to the date of this Prospectus, the Fund had not yet commenced investment operations.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended December 31, 2012.

The Advisor provides certain administrative services to the Fund.  For the administrative services provided to the Fund, the Advisor receives a fee, payable monthly, at the annual rate of 0.05% of the Fund’s average daily net assets.

PORTFOLIO MANAGERS

Information about the portfolio managers of the Fund is provided below.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Mark G. Weber is the lead portfolio manager of the of the Fund.  Mr. Weber is a CFA® charterholder and has more than 8 years of investment experience.  He joined UMB and the Advisor in 2008, following previous employment at Morningstar UK Ltd. from 2006-2008, where he served as an analyst for European equities.  Mr. Weber also served as an equities analyst for Morningstar, Inc. from 2003-2006.  He earned his Bachelor of Arts in Modern History from Oxford University and his MBA from the University of Kansas.  Mr. Weber is a member of the Kansas City CFA Society and the CFA Institute.

Eric D. Chenoweth is the co-portfolio manager of the Fund.  Since 2011, Mr. Chenoweth has served as an investment analyst, providing fundamental company research in the utilities and telecommunications sectors for the Advisor’s international equity strategies. He has 12 years of investment experience.  Prior to joining the Advisor in 2011, Mr. Chenoweth was the director of global energy equity research for Morningstar, Inc. in Chicago, Illinois. Mr. Chenoweth earned his MBA from the Booth School of Business at the University of Chicago and his Bachelor of Arts in Mathematics and Economics from the University of Chicago. He is a CFA® charterholder and a member of the Kansas City CFA Society as well as the CFA Institute.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Fund as, prior to the date of this Prospectus, the Fund had not yet commenced investment operations.

8

BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

Account Registration. Once you have decided to invest in the Fund, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•
IRAs and other tax-deferred accounts. The Fund offers a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.  Participants in certain retirement plans, including but not limited to, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums.

9

Determining Your Share Price. The price at which you purchase and redeem the Fund’s shares is called the Fund’s net asset value per share (“NAV”). The Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time), on days when the Fund is open for business. The Fund is open for business on the same days that the NYSE is open for unrestricted trading. The NYSE is closed on weekends, national holidays and Good Friday.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on pages 11-14). Additional requirements for “good order” can be found in the “Customer Identification Program” section of this Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Fund reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early.  The Board may, for any business day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”).

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days may be valued at amortized cost.  Swaps, such as credit default swaps, are valued by an independent pricing service.  If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available.  If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board.  The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

In addition, the fair value procedures are also used to limit the Fund’s possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares (as further described in the “Arbitrage market timing” section). For example, if the Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign market closes, the Advisor will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the market value of the foreign security at the time that the Fund calculates its NAV. Likewise, if the Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the market value of that thinly traded security. If the Advisor determines that the price at the foreign market close does not accurately reflect the market value of the foreign security when the Fund calculates its NAV or that the closing price of the thinly traded security does not accurately reflect the market value of the security at the time the Fund calculates its NAV, the Advisor will take steps to determine the fair value of the security.

10

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing services will provide revised values to the Fund.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.

If the Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair value of a security, it is possible that the fair value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Fund or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Fund has authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Fund to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Institutions” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUND, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

By mail:
•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.
•
Make your check payable to the “Scout Funds.” The Fund does not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

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Mail your application and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
You may not make your initial purchase by telephone.

By wire:
•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.
•	Send your investment to UMB with these instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:
Visit the Fund’s web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

By mail:
•	Complete the investment slip that is included in your account statement and write your account number on your check.
•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.
•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

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By telephone:
•
You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:
Send your investment to UMB by following the instructions listed in the column to the left.

Online:
Visit the Fund’s web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Fund is open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Fund reserves the right to modify the terms and conditions of purchase transactions at any time, without prior notice.  The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.  The Fund has designated an Anti-Money Laundering compliance officer.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Fund. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

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Additional Purchase Information

•	The Fund does not issue certificates for shares.

•
If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in its or another identically registered Scout Fund account as reimbursement for any such losses.

•
You must provide the Fund with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Fund must also withhold if the IRS instructs it to do so.

•
The Fund is only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•
The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies.  In addition to purchasing shares directly from the Fund, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions.  Customers of other financial services companies should contact their account officers for appropriate purchase instructions.  Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in this Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Fund offers.  To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies.  To the extent that financial services companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Fund’s service providers, the Fund bears a portion of the costs of such arrangement and such costs are reflected in the Prospectus fee table and related expense ratio information published for the Fund.  The Advisor, at its own expense (that is, without additional cost to the Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Fund.  This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered.  For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs.  These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Fund.  The amount of the payments to different financial services companies may be different.  The aggregate amount of these additional payments could be substantial.  These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The payments may create an incentive for the recipient to recommend or sell shares of the Fund to you.  Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

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SELLING SHARES

When you purchase your shares directly from the Fund, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Fund’s records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of the Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Fund normally pays redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Fund waits for funds to become available).

BY MAIL

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

•	Include a Medallion signature guarantee, if necessary (see page 17).

•	Send your request to:

REGULAR MAIL

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

OVERNIGHT COURIER

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE

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•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Fund is open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order.  If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Fund cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•
If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•
The Fund reserves the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.  Additional information is provided in the SAI.

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•
Under certain circumstances, the Fund may pay your redemption “in-kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•
In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

•
The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees

The Fund will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form); or

•	if a change of address request has been received by the Transfer Agent within the last 60 days.

A Medallion signature guarantee request may not be sent by facsimile.

The Fund requires Medallion signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

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Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when your account balance falls below $1,000 for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Scout Fund for shares in another Scout Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•
You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange; and

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Scout Fund’s shares and the purchase of another Scout Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Scout Fund account to another identically registered Scout Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING

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The Fund is not to be used as a vehicle for short-term trading or market timing, and therefore, the Fund will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Fund as engaging in a pattern of frequent trading potentially injurious to the Fund. “Frequent trading potentially injurious to the Fund” is a sale or exchange of Fund shares exceeding a designated monetary threshold within a designated number of days of the purchase of such Fund shares.

The Fund believes that frequent trading strategies or market timing may adversely affect the Fund and its shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of the Fund’s portfolio, materially increase the Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Fund’s Board has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Fund maintains surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a designated time period are examined. To the extent that transactions exceeding the monetary threshold within a designated time period are identified, the Fund will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Fund may modify its surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to the Fund. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Fund’s long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans or certain asset allocation program transactions, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Fund’s President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

The portfolio securities of the Fund may make the Fund more susceptible to frequent trading or market timing strategies. Some foreign securities in which the Fund has authority to invest or some thinly traded securities in which the Fund may invest could subject the Fund to “arbitrage market timing,” as described below.

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Market timing through financial intermediaries. Shareholders are subject to the Fund’s policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Fund or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Fund for trading on behalf of its customers. To the extent required by applicable regulation, the Fund or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Fund monitors accounts of financial intermediaries and will encourage financial intermediaries to apply the Fund’s policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s policy prohibiting frequent trading with respect to customers of financial intermediaries.  In certain circumstances, the Fund may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Fund’s policies.  In those instances the Fund may not require the financial intermediary to enforce the Fund’s policies.  Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to the Fund. For example, should it occur, the Fund may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Fund’s policy prohibiting frequent trading to their customers.  Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Fund’s policy and may be rejected in whole or in part by the Fund.  However, there can be no assurance that the Fund will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage market timing. The Fund has the authority to invest in foreign securities that are traded on foreign exchanges and the Fund has the authority to invest in securities that are thinly traded. To the extent the Fund invests in these types of securities, respectively, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, the Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if the Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Fund has procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate market value of the security.

MAKING CHANGES TO YOUR ACCOUNT

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You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Fund offers a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Fund currently offers the following kinds of retirement plans and savings account:

• Traditional IRA (including spousal IRA)

• Rollover IRA

• Roth IRA

• SEP-IRA

• Coverdell Education Savings Account

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

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AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and, when available, shareholder reports and current performance information for the Fund, as well as applications and other Fund information by visiting the Fund’s web site at scoutfunds.com.

In addition, you may enroll on the Fund’s web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Fund online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Fund’s web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Fund’s web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Fund, its Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Fund, its Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Fund in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Fund reserves the right to deny your ability to refute a transaction if you fail to notify the Fund within such 90 day time period.

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Semi-Annual and Annual Reports. The Fund sends Semi-Annual and Annual Reports to its shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Fund’s portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Fund’s performance for its most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Fund will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Fund’s web site.

HOUSEHOLDING

To help lower the Fund’s expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Fund will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Fund may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund’s behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income the Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that the Fund holds. The Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends semi-annually, usually in June and December.

The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.  The Fund will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Scout Fund. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

Annual Statements.   Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”  To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest by calling 1-800-996-2862.

TAXES

Fund Distributions.  The Fund expects, based on its investment objective and strategies that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Scout Fund is the same as a sale.  Your gain or loss is calculated by subtracting from the gross proceeds from such sale or redemption your cost basis.  For Fund shares acquired on or after January 1, 2012 and disposed of after that date, the cost basis of your shares will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out, unless you instruct the Fund to use a different calculation method.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.  Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Backup Withholding.  By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended or made permanent).

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

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The following information is not part of the Prospectus.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

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SCOUT FUNDS

Emerging Markets Fund (SEMFX)

INVESTMENT ADVISOR
Scout Investments, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s Annual and Semi-Annual Reports to shareholders contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  Annual and Semi-Annual Reports are not yet available for the Fund because, prior to the date of this Prospectus, the Fund had not yet commenced investment operations.

You may obtain a free copy of these documents by contacting the Fund by telephone, mail or e-mail as provided on this page. The Fund also makes copies of these documents available free of charge on its web site at scoutfunds.com.  You also may call the toll-free number provided to request other information about the Fund and to make shareholder inquiries.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

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SCOUT FUNDS
P.O. Box 1241
Milwaukee, WI 53201-1241

1-800-996-2862

scoutfunds@scoutinv.com

scoutfunds.com

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

SEC REGISTRATION NUMBER

811-09813  Scout Funds

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PART B

SCOUT FUNDS

Scout Emerging Markets Fund (SEMFX)

STATEMENT OF ADDITIONAL INFORMATION

October 10, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with the current Prospectus of the Scout Emerging Markets Fund (the “Fund”) dated October 10, 2012. When issued, portions of the Fund's Annual Report to Shareholders will be incorporated by reference into this SAI.  To obtain a free copy of the Prospectus or any Annual or Semi-Annual Report to shareholders (when available), please call the Fund toll-free at 1-800-996-2862.

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

INTRODUCTION

The Fund is a series of Scout Funds, a Delaware statutory trust (the “Trust”).  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis.  The Fund is the only series of the Trust that is discussed in this SAI.  The Fund’s investment advisor is Scout Investments, Inc., a Missouri corporation (the “Advisor”), which is a wholly-owned subsidiary of UMB Financial Corporation.  Effective July 1, 2009, the Trust’s name was changed to “Scout Funds.”

This SAI supplements the information contained in the Prospectus for the Fund.  The Prospectus outlines the investment objective, principal investment strategies and principal risks of the Fund, as well as various policies relating to the purchase and redemption of shares.  This SAI contains additional information about the operation of the Fund, including additional information about:

•	Investment Policies;
•	Risk Factors; and
•	Investment Restrictions.

INVESTMENT POLICIES AND RISKS

Ability to Change Investment Objective and Policies

The Fund’s investment objective and policies are matters of non-fundamental policy, which means that the Board of Trustees of the Trust (the “Board”) can modify the investment objective and policies without obtaining the approval of shareholders.  By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders.  If the Board approves a change in the Fund’s investment objective, shareholders will be given written notice of the change prior to its implementation.  The Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

The Fund is classified under the 1940 Act as a “diversified” fund.  Under the 1940 Act, if a fund is classified as a diversified fund, it means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer.  The Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Fund intends to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Strategies

The following information supplements the discussion of the Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.

To seek its objective of long-term growth of capital, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market companies.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”), or through purchase of depositary receipts (such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) or Global Depositary Receipts (“GDRs”)).  The equity securities in which the Fund may invest also include preferred stocks, convertible securities, rights and warrants.

The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries.  Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index.  These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.  Under normal circumstances, the Fund will invest in issuers located in at least five different countries.  The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment.  Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.  Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities.  Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange.  Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock.  This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited.  When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

The Fund also is authorized to purchase fixed income securities such as corporate bonds; U.S. government issues such as treasury bills, treasury notes and treasury bonds; short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit; or fixed income securities that are convertible into common stock.  The Fund is also authorized to invest in fixed income securities of worldwide companies as described above.  While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s Investors Service, Inc. (“Moody’s”) or a BBB- or higher rating by Standard & Poor’s Ratings Group (“S&P®”) at the time of initial investment, based on available information, and taking into account liquidity and quality issues.  Securities rated BBB- or Baa are considered to have speculative characteristics.  The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade.  The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks.  Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter (“OTC”). While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation (“FDIC”) or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.  The Fund’s investments in domestic fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A).  While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB- or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB- are considered to have speculative characteristics.

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.  The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P®, or determined to be of comparable quality by the Advisor if the security is unrated.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.   A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

ETFs.  To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, such as mutual funds or ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies.  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs.  REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations.  However, the Fund does not presently intend to engage in such lending.

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors.  The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Risk Factors Applicable to Foreign Investments.  As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies.  Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies.  In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions in a certain region can affect securities of other countries whose economies appear to be unrelated. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars).  As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Emerging Market or Developing Market Investments.  The Fund primarily invests in companies located in emerging market or developing market countries.  The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks include, among others (i) less social, political and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political or social events in such countries.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries.  Accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund’s securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund’s shareholders.

Liquidity Risk Factors.  Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

Mid Cap and Small Cap Company Risk Factors.  While mid cap and small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid and small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small cap companies to changing economic conditions.  In addition, mid and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established.  Mid and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Focus Risk Factors.  The greater the Fund’s exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact the performance of that investment will have on the Fund’s performance. To the extent the Fund has greater exposure to any single type of investment, the Fund’s potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

The Fund’s exposure to such industries, sectors, regions and other investments may also arise indirectly through the Fund’s investments in debt securities that are secured by such investments. Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund’s investments are located in the same geographical region or subject to the same risks or concerns.

Value Investing Risk Factors.  Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur.  A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors.  Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Factors.  High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account.  Higher transaction costs reduce the Fund’s returns.

Portfolio turnover is affected by factors within and outside the control of the Fund and the Advisor. The Advisor’s investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the Advisor using a more active trading strategy than it might have otherwise pursued. The Advisor will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions.  Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the Advisor that may increase portfolio turnover include increased merger and acquisition activity, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities.  The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes “sales” of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Management Risk Factors.  The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Depositary Receipts.  Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.  Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Convertible Securities.  An investment in a convertible security may involve risks.  The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Repurchase Agreements.  The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings.  Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities.  While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.  The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs).  To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies.  Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act.  As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company.  In addition, it would bear a proportionate share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations.  The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities.  In this event, the Fund could experience delays in recovering its securities and may incur a capital loss.  In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.  However, the Fund does not presently intend to engage in such lending.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Policy Regarding Fund Name.  As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with U.S. Securities and Exchange Commission (“SEC”) requirements.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund.  Under the 1940 Act, a “majority of the outstanding voting securities” of the Fund means the vote of:  (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund will not, as a matter of fundamental policy:

(1)
borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  (The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).)

(2)
underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  (The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).)

(6)
purchase or sell commodities as defined in the CEA and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)
change its classification under the 1940 Act from "diversified" to "non-diversified."  (The following sentence describes the current regulatory definition of "diversified" for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A diversified Fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.)

As indicated above, as a matter of fundamental policy, the Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act.  At the present time, as a matter of non-fundamental policy, the Fund does not intend to borrow money in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets.

The following are “non-fundamental” restrictions for the Fund, which may be changed by the Board without shareholder approval.  The Fund will not:

(1)	invest in companies for the purpose of exercising control of management; or

(2)	purchase securities on margin, or sell securities short.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor.  Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time.  The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. government securities executed in the OTC market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Fund or its Advisor by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Fund, and not all such services need to be used by the Advisor in connection with the Fund.  In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

When the Advisor in its fiduciary duty believes it to be in the best interests of the Fund’s shareholders, the Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

Portfolio Turnover.  The Fund does not intend to purchase securities solely for short-term trading purposes.  However, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Advisor, investment considerations warrant such action.

There are no fixed limitations regarding portfolio turnover for the Fund.  Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.  It is anticipated that the turnover rate for the Fund generally will not exceed 100%; however, under certain market conditions, the portfolio turnover rate may exceed 100%.  Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) the Fund’s shares is called the Fund’s net asset value per share (“NAV”).  The Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding.  The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business.  The Fund is open for business on the same days that the NYSE is open for unrestricted trading.  The Fund is closed on weekends and the following holidays:

New Year’s Day                                           January 1
Martin Luther King, Jr. Day                       Third Monday in January
Presidents’ Holiday                                     Third Monday in February
Good Friday                                                   Friday before Easter
Memorial Day                                                Last Monday in May
Independence Day                                        July 4

Labor Day                                                      First Monday in September
Columbus Day                                              Second Monday in October
Veterans’ Day                                                November 11
Thanksgiving Day                                        Fourth Thursday in November
Christmas Day                                               December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on only OTC markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices.  NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”).  The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes both dealer-supplied valuations and formula-based techniques, or, if there is no sale price on that day, by using an evaluated bid price provided by the pricing service. Short-term instruments maturing within 60 days may be valued at amortized cost. When the Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board.

Options are valued at the mean between the current bid and asked prices.  Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded.  Swaps, such as credit default swaps, are valued by an independent pricing service.  Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security.  In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board.  Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates.  Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded.  Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing NAVs of such companies for purchase and/or redemption orders placed on that day.  Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board.  If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available.  If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.  Any securities for which market quotations are not readily available, or for which the valuation methods above do not reflect the securities’ fair value, are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board.  In addition, the Advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.  Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act:  (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in-kind.  If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  The Fund publicly discloses 100% of its portfolio holdings in quarterly reports approximately sixty days after each quarter-end as required by SEC rules.  Also, the Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, scoutfunds.com, approximately thirty days after the end of each month.  Further, the Fund discloses its top ten equity holdings on the Fund’s web site approximately fifteen days after the end of each fiscal quarter.  This information is made available to enhance communications to the Fund’s shareholders and their representatives by providing them with additional means of monitoring and evaluating investments in the Fund, as well as to facilitate the work of ratings agencies that evaluate the Fund.

Under the Fund’s portfolio holdings disclosure policy and relevant SEC rules, the Fund may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Fund and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Fund, for such information.  The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  No compensation or other consideration is received with respect to the disclosure to the Fund’s primary service providers.  The frequency with which complete portfolio holdings may be disclosed to a service provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the service provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the portfolio holdings disclosure policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings.  The portfolio holdings disclosure policy may be amended from time to time, subject to approval by the Board.

Disclosure of complete Fund portfolio holdings to a service provider must be authorized in writing by an officer of the Trust.  The Chief Compliance Officer will address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the authorization of the disclosure of portfolio holdings.  The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board.  If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation.  If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed.  If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released.  If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Dividends, Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund.  The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.  In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non-U.S. Investors –Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers.  The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs.  See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs.”

Qualified Dividend Income for Individuals. With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund.  Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) or Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax.  The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Unless you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, under the Energy Improvement and Extension Act of 2008, the Fund is required to report to you and the IRS the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (“covered shares”) and which are disposed of after that date.  Cost basis will be calculated using the default method of first-in, first-out (“FIFO”), unless you instruct the Fund to use a different calculation method. In general, under the FIFO method, the shares acquired first in the account are the first shares depleted when the shareholder sells or disposes of shares in the Fund.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares.  The method used will determine which specific shares are deemed to be sold when there are multiple purchases at differing prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders.  It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than FIFO for covered shares.

In addition to the Fund’s default method of FIFO, other cost basis methods offered by the Fund, which you may elect to apply to covered shares, include:

•
Average Cost:  The cost of covered shares is derived by dividing the total dollar amount invested in a particular fund account by the number of shares held prior to the trade date adjusted for subsequent purchases.  Covered shares are removed in FIFO order.

•	Last-in, First-out (LIFO): The depletion order is to release covered shares purchased most recently first.
•	Highest-in, First-out (HIFA): The depletion order is to release covered shares with the highest cost across all covered shares first.
•	Highest-in, First-out Long-Term Shares (HIFL): The depletion order is to release covered shares held for more than one year with the highest cost first.
•	Highest-in, First-out Short-Term Shares (HIFS): The depletion order is to release covered shares held for less than one year with the highest cost first.
•	Lowest-in, First-out (LOFA): The depletion order is to release covered shares with the lowest value across all covered shares first.
•	Lowest-in, First-out Long-Term Shares (LOFL): The depletion order is to release covered shares held for more than one year with the lowest cost first.
•	Lowest-in, First-out Long-Term Shares (LOFS): The depletion order is to release covered shares held for less than one year with the lowest cost first.
•	Specific Identification: You direct the fund on each trade as to the covered shares to be sold.

You may elect any of the available methods detailed above for your covered shares.  If you do not notify the Fund of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of FIFO will be applied to your covered shares.  With the exception of the specific lot identification method, the Fund first depletes “noncovered shares” (as defined below) with unknown cost basis in FIFO order and then noncovered shares with known basis in FIFO order before applying your elected method to your remaining covered shares.  If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

You may change your method and elect another cost basis method for covered shares at any time by notifying the Fund.  Redemptions of covered shares will use the cost basis method you selected for your account or, if applicable, the Fund’s default method of FIFO, unless you change your cost basis method by the settlement of the trade.  A change in your cost-basis account method will apply only to current and future sales.  Also, if you selected the average cost basis method and have sold shares from you’re account, then you may only change from average cost to another cost basis method for covered shares acquired after the date of change (the change is prospective).

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares.  If you elect the average cost method for covered shares, the cost basis for noncovered shares generally will be calculated separately from any covered shares you may own.  Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations.  This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your covered shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for covered shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends.  With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent).  After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S. estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act.  Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above.  The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement, on behalf of the Fund, the Trust employs Scout Investments, Inc. as the Fund’s investment advisor.  The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Fund in accordance with the Fund’s stated investment objective and policies.  The Advisor is a wholly-owned subsidiary of UMB Financial Corporation.  UMB Bank, the Fund’s custodian, and UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, fund accountant and transfer agent, are both wholly-owned subsidiaries of UMB Financial Corporation. As of June 30, 2012, assets under the management of the Advisor were approximately $22.37 billion.

The Fund pays the Advisor an advisory fee at the annual rate of 0.85% on the Fund’s average daily net assets. These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2013 for the Fund to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) do not exceed 1.40% of the Fund’s average daily net assets.  After its expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangement.  Under the expense limitation agreement, the Advisor retains the right to seek reimbursement from the Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund and such reimbursement will not exceed any applicable expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

The Advisor and/or Fund have entered into arrangements with financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Fund and its shareholders.  These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Fund with access to investors and, in that way, increase the distribution opportunities for the Fund.  To the extent that the cost of these arrangements is not covered by the Fund’s operating expenses or is related to distribution or marketing of the Fund’s shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements.  These additional payments are sometimes referred to as “revenue sharing” payments.  The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in the Fund’s assets and consequently an increase in advisory fees.  To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Fund’s service providers, the Fund bears a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Fund.  As of June 30, 2012, the financial intermediaries with which the Advisor has agreements or is currently negotiating agreements to make payments out of its own assets are Ameriprise Financial Services, Inc.; Ascensus (Frontier Trust Company); Charles Schwab & Co. Inc.; CPI Qualified Plan Consultants, Inc.; Fidelity – FIIOC; Financial Data Service - (Merrill Lynch); First Southwest Company; GWFS Equities Inc.; JP Morgan Ret Plan Services; LPL Financial Services; M&I Wealth Management; Mercer HR Services; Mid Atlantic; MSCS Financial Services; National Financial Services; Nationwide Investment Services Corp; Pershing LLC; Prudential Financial – PIMS; Raymond James & Associates; TC Advisors Network; TD Ameritrade Clearing; TD Ameritrade Trust Co.; UBS Financial Services; Vanguard; Wells Fargo Advisors; Wells Fargo Bank, NA; and Wilmington Trust Company.  These fees may be in addition to fees paid from the Fund’s assets to them or other financial intermediaries.  Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

The Board is responsible for overseeing the performance of the Advisor and determining whether to approve, for an initial term, or renew, for subsequent terms, the Fund’s Investment Advisory Agreement. These approvals require the majority vote of the Board, including a majority of the Trustees who are not parties to the agreement or interested persons of any party (the “Independent Trustees”).

Prior to the date of this SAI, the Fund had not yet commenced investment operations.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended December 31, 2012.

The Advisor provides certain administrative services to the Fund.  For the administrative services provided to the Fund, the Advisor receives a fee, payable monthly, at the annual rate of 0.05% of the Fund’s average daily net assets.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to that of the Fund and/or that engage in transactions in the same types of securities and instruments as the Fund.  As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which the Fund invests.  Such activities could affect the prices and availability of the securities and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance.  Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.  When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.  This may occur when investment decisions regarding the Fund are based on research or other information that is also used to support decisions or advice for other accounts.  When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

PORTFOLIO MANAGERS

Investments in the Fund

There is no information presented for the Fund because, prior to the date of this SAI, the Fund had not yet commenced investment operations.

Other Managed Accounts

In addition to the Fund, some portfolio managers manage other accounts.  The following table sets forth, as of June 30, 2012, information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.   Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Pooled Investment Vehicles with Performance-Based Fees	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Accounts with Performance-Based Fees
Mark G. Weber	1	$22.3 million	0	$0	0	$0	0	$0	0	$0
Eric D. Chenoweth	0	$0	0	$0	0	$0	0	$0	0	$0

Compensation

The Advisor implements a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards.  The basic compensation structure combines a fixed base salary supplemented with a variable bonus plan that has the potential to equal base salary.

The Advisor places a strong emphasis on portfolio performance and believes the portfolio manager’s compensation should be a reflection of the success provided to clients of the Advisor.  This philosophy is the basis for offering an overall compensation structure in which performance-based compensation can equal base salary, providing the greatest incentive to align investment management to the client’s success.

The bonus plan incorporates the investment performance of the management team and growth in assets under management generated by new business.  Pre-tax investment performance accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment performance is evaluated on a 1-year and 3-year time frame based on two factors.  Initially, performance is judged against the unmanaged benchmark index assigned to the investment strategy.  Next, performance is measured relative to the median investment manager performance in the strategy’s discipline according to Lipper.  Finally, performance is assessed on whether the manager was able to achieve the top quartile of the strategy’s discipline according to Lipper.

The Advisor employs an incentive stock option program.  However, this program currently comprises a very small portion of overall compensation.  The Advisor continually evaluates strategies to keep it competitive in overall compensation and align the structure directly to the success of the Advisor’s clients.   The Advisor does not enter into any employment contracts or non-compete agreements with any of its investment professionals.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.  Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts.  The Advisor seeks to manage such potential conflicts by following procedures intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager compensation may also give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest.  The Fund’s code of ethics is designed to address such conflicts.

The Fund has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Fund.  The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board.  Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Fund.  The Board is responsible for the overall management of the Fund, including general supervision of the Fund’s investment activities and the Fund’s various service providers.

The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrea F. Bielsker c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/16/58	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Principal, AFB Consulting, since July 2008; Chief Financial Officer, Brooke Credit Corporation, from 2007 to May 2008; Vice President, Liberty Power Corp., 2007; Senior Vice President, Finance, Chief Financial Officer and Treasurer, Great Plains Energy Company from 2002 to 2005.	11	None
William E. Hoffman, D.D.S. c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 04/11/38	Trustee	Indefinite; until successor elected. Served as a Trustee since 1982.	Orthodontist.	11	None
Eric T. Jager 4900 Main Street, Suite 1200 Kansas City, Missouri 64112 06/19/43	Trustee	Indefinite; until successor elected. Served as a Trustee since 1987.	President, Windcrest Fund LP; Executive Vice President – Investments, Bartlett and Company, from 1983 to July 2010.	11	Neptune Industries, Inc. (2007-2008); Nygaard Corporation (2007-Present)
Charlotte T. Petersen c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 07/28/60	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Chief Investment Officer/Consulting Investment Officer, Alexander Capital/CoBiz Investment Management, from 2006 to 2010.	11	Fischer Imaging Corporation (2004-2007)

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Stephen F. Rose c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/05/47	Trustee-Ind. Chair	Indefinite; until successor elected. Served as a Trustee since 1989.	Chairman, Metromedia, Inc., since November of 2010. Chairman, Sun Publications, Inc., from 1998 to 2010.	11	None
Allen R. Strain c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 05/12/52	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Vice President and Chief Financial Officer (January 2012 to present) and Director (from 2010 to 2011), Ewing Marion Kauffman Foundation; Teaching Professor, University of Missouri-Kansas City Bloch School of Business, from 2009 to 2010; Managing Director (from 2004 to 2008) and Senior Vice President (from 2000 to 2008), State Street - Kansas City (securities processing/custody).	11	None

Executive Officers

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew J. Iseman c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/09/64	President	Indefinite, until successor elected. Served as President since November of 2010.
Chief Executive Officer, Scout Investments, Inc., since August of 2010; Chief Operating Officer, RK Capital Management, February 2009 to 2010; Executive Vice President & Chief Operating Officer, Janus Capital Group, from February 2007 to April 2008; President & Chief Operating Officer, Janus Investment Fund, Janus Adviser Series and Janus Aspen Series, from February 2007 to April 2008; Senior Vice President of Operations, INTECH, from May 2005 to February 2007; Vice President of Investment Operations, Janus Capital Group, from January 2003 to May 2005.

James. L. Moffett c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Chief International Strategist	Indefinite, until successor elected. Served as Chief International Strategist since 2011.
Executive Vice President and Chief International Strategist, Scout Investments, Inc., since 2009; Lead Portfolio Manager, Scout International Fund; Chairman, Scout Investments, Inc. and Executive Vice President, UMB Bank n.a., from 2001 to 2009.

Scott A. Betz c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/16/77	Treasurer	Indefinite, until successor elected. Served as Treasurer since May of 2011.	Senior Vice President (since 2009), Chief Administrative Officer (since 2005) and Treasurer (since February of 2011), Scout Investments, Inc.

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica A. Schubel c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 9/11/1978	Secretary	Indefinite, until successor elected. Served as Secretary since May of 2012.	Compliance Officer, Scout Investments, Inc., since March 2011; Fund Administrator (from 2007 to 2011) and Senior Portfolio Administrator (from 2004 to 2007), State Street.
Benjamin D. Wiesenfeld c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/28/77	Chief Compliance Officer	Indefinite, until successor elected. Chief Compliance Officer since February of 2011.	Chief Compliance Officer and Chief Legal Counsel, Scout Investments, Inc., since 2009; Chief Compliance Officer and Staff Attorney, Thornburg Investment Management, Inc., from 2006 to 2009.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board.  Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, distributor, administrator, transfer agent and custodian.  The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Fund, and exercising general service provider oversight.  The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations.  The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Fund.  The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of six Independent Trustees.  The Board believes that the number of Trustees is adequate for the number of Scout Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue, which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings. In developing its current structure, the Board recognized the importance of having a significant majority of Independent Trustees.

Audit Committee.  The Board has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees.  The Audit Committee met two times during the fiscal year ended June 30, 2012.  The Audit Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund’s independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditor; and (4) acts as a liaison between the Fund’s independent auditors and the Board.

Nominating Committee.  The Board established a Nominating Committee made up of each of the Independent Trustees.  The Nominating Committee met three times during the fiscal year ended June 30, 2012.  The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate.  The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board.  When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of the Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of the Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;
(c)
a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)
such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Trust if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Fund’s offices, 803 West Michigan Street, Milwaukee, WI 53233.  The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long-term commitment to the Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and its shareholders.  If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Fund.  The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Fund’s officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Fund.  The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, Advisor, principal underwriter, and Fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from other management personnel to discuss risks related to the Fund’s investments and operations.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Qualifications and Experience.  The Board believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Also, in addition to a demonstrated record of business and professional accomplishment, several of the Trustees have served on the Board for a number of years, and, as a result, have extensive experience overseeing mutual fund operations.  In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

Andrea F. Bielsker.  Ms. Bielsker has served as a Trustee since 2005.  Ms. Bielsker is a seasoned financial executive who has served as Chief Financial Officer of a number of private and public companies. She is a community leader and previously served as a member of the University of Kansas School of Business Board of Advisors, the Board of the Kansas City Fountains Foundation, the Board of the Marillac treatment center for at-risk children and the Board of the Kansas City Tomorrow (Leadership Program).  Ms. Bielsker received her MBA from the University of Kansas.

William E. Hoffman.  Mr. Hoffman has served as a Trustee since 1982.  Mr. Hoffman has his own orthodontist practice and is also an orthodontic practice consultant.  He previously was a member of the Orthodontic Faculty at the University of Missouri.  Mr. Hoffman is a community leader and serves as a member of the Board of the Johnson County Parks and Recreation Foundation.

Eric T. Jager.  Mr. Jager has served as a Trustee since 1987.  Mr. Jager has extensive experience as an investment management professional having spent his career in the investment management industry.  He is a community leader and serves as a Director and Chairman of the Integrated Medicine Endowment Board and Director of the Advancement Board of the University of Kansas Medical School. Previously, Mr. Jager served as Director and Co-Chairman of the Kansas, Inc. (State Economic Development Commission) and as a Director of the University of Kansas Hospital.  He also served as a Director of Tech-Industry Consultants, the Kansas State Historical Society, the Shawnee Mission Education Foundation, the Children’s Center for the Visually Impaired and the Johnson County Business Tech Center.  Mr. Jager received his MBA from Southern Methodist University and achieved the Chartered Financial Analyst designation.

Charlotte T. Petersen.  Ms. Petersen has served as a Trustee since August 2012.  Ms. Petersen has nearly twenty-five years of experience in the investment management industry.  She has served in various roles with a number of investment advisory firms, including serving as Chief Investment Officer and Consulting Investment Officer, as well as the Portfolio Manager for registered investment companies and separately managed accounts.  Ms. Petersen is a community leader and serves as a member of The Colorado Trust investment committee and previously served as a member of the investment committee of the Downtown Denver Partnership and The Women’s Foundation of Colorado.  She also achieved the Chartered Financial Analyst designation.

Stephen F. Rose.  Mr. Rose has served as a Trustee since 1989 and is Chairman of the Board.  Mr. Rose currently serves as Chairman of Metromedia, Inc.  Mr. Rose previously served as Chairman of Sun Publications, Inc. from 1998 to 2010.  He is a weekly political analyst and roundtable panelist and has hosted his own show on public television.  Mr. Rose is a community leader and serves on the Board of the Johnson County Community College Foundation and the Advisory Board for the University of Kansas, Edwards Campus.  Previously, Mr. Rose served as a Director of Metcalf Bank and as President of the trade organization Suburban Newspapers of America.  He also served as Chairman of the Overland Park, Kansas Chamber of Commerce and Vice Chairman of the Greater Kansas City Chamber of Commerce, as well as Chairman of the University of Kansas School of Nursing.  In addition, Mr. Rose previously served on the Boards of the Johnson County Mental Health Center and the Kansas City Symphony.

Allen R. Strain.  Mr. Strain has served as a Trustee since August 2012.  Mr. Strain has over thirty years of experience in the financial services and investment industries, most recently as a Managing Director/Senior Vice President at State Street Corporation, a global leader in servicing asset management companies.  He is currently the Chief Financial Officer of the Ewing Marion Kauffman Foundation and a community leader, having served on the Civic Council of Kansas City and the Executive Committee of the Downtown Council of Kansas City.  He previously served as a full-time teaching professor of Accounting and Management at the Bloch School of Business, University of Missouri at Kansas City.  Mr. Strain received BS and MA degrees in Accounting from the University of Missouri at Columbia and is a licensed Certified Public Accountant.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management of the Trust and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues.  Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Compensation of Trustees.  The following table shows the compensation received by the Trust’s Independent Trustees for the fiscal year ended June 30, 2012.

Name of Trustee	Aggregate Compensation from the Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee2
Andrea F. Bielsker	N/A	None	None	$66,000
William E. Hoffman	N/A	None	None	$66,000
Eric T. Jager	N/A	None	None	$66,000
Charlotte T. Petersen3	N/A	None	None	$0
Stephen F. Rose	N/A	None	None	$76,000
Allen R. Strain3	N/A	None	None	$0

1	Prior to the date of this SAI, the Fund had not yet commenced investment operations, and, therefore, had not paid any compensation to the Trustees.
2
The amounts reported in this column reflect the total compensation paid to each Trustee for his/her services as a Trustee of each of the Scout Funds in existence during the fiscal year ended June 30, 2012.  The Fund Complex consists of the Trust, which currently offers eleven series.

3	Ms. Petersen and Mr. Strain did not serve as Trustees of the Trust until August 2012; therefore neither received any compensation from the Trust as of June 30, 2012.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2011.

Independent Trustees

Dollar Range of Equity Securities in the Fund
Fund	Andrea F. Bielsker	William E. Hoffman	Eric T. Jager	Charlotte T. Petersen	Stephen F. Rose	Allen R. Strain
Scout Emerging Markets Fund*	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	$10,001 - $50,000	$50,001 - $100,000	$10,001 - $50,000	None	$50,001 - $100,000	None

* As of the date of this SAI, there are no publicly outstanding shares of the Fund and, therefore, the Trustees do not own any shares of the Fund.

The following table sets forth the securities of the Advisor or its control persons owned by the Independent Trustees and their immediate family members:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Andrea F. Bielsker	None	None	None	None	None
William E. Hoffman	None	None	None	None	None
Eric T. Jager1	Joan Alison Bartlett Jager – spouse	UMB Financial Corporation	Common	$213,368.00	0.014%
Charlotte T. Petersen	None	None	None	None	None
Stephen F. Rose	None	None	None	None	None
Allen R. Strain	None	None	None	None	None

1	The UMB Financial Corporation common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

As of the date of this SAI, UMB Financial Corporation owned 100% of all outstanding shares of the Fund and thus may be deemed a controlling shareholder of the Fund until additional shareholders purchase shares. As of the same date, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, has agreed to provide administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Fund (the “Administration Agreement”). UMBFS is the parent company of UMB Distribution Services, LLC (the “Distributor”), the Fund’s distributor.  UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Fund’s custodian, and the Advisor.  UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Fund; assisting in preparing and filing all federal income and excise tax filings; overseeing the Fund’s fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund’s expenses; monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund’s investment policies and restrictions and generally assisting the Fund’s administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated.  The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties.  In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of the Fund computed daily and payable monthly, at the following annual rates:

0.12% of the Fund’s average annual net assets up to $250 million
0.095% of the Fund’s average annual net assets on the next $250 million,
0.07% of the Fund’s average annual net assets on the next $250 million,
0.05% of the Fund’s average annual net assets over $750 million.

The Trust also covers certain of UMBFS’ out-of-pocket expenses.

DISTRIBUTOR

Under an Amended and Restated Distribution Agreement with the Trust, on behalf of the Fund, dated April 1, 2010, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as distributor for the Fund and acts as exclusive agent for the Fund in selling its shares to the public.  The Distributor is an affiliate of the Advisor.  The Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.  The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.  The Distributor is not obligated to sell any certain number of shares of the Fund, and does not receive any fee or other compensation from the Trust or the Fund under the Distribution Agreement.

The Distribution Agreement continues in effect until March 31, 2013, and will continue automatically for successive annual periods ending each March 31, if continued at least annually by the Board, including a majority of Independent Trustees.  The Distribution Agreement terminates automatically if assigned by either party or upon 60 days’ written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Fund, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Fund, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration.  UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.  UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Fund’s assets for safekeeping.  This means the bank, rather than the Fund, has possession of the Fund’s cash and securities.  As directed by the Fund’s officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund’s expenses.  UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s financial statements and financial highlights are audited annually by the independent registered public accounting firm approved by the Board each year.  Deloitte & Touche LLP, is the Fund’s present independent registered public accounting firm.

FUND COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust currently has eleven series: Scout International Fund (formerly, the Scout WorldWide Fund), Scout International Discovery Fund, Scout Emerging Markets Fund, Scout Global Equity Fund, Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout Unconstrained Bond Fund, Scout Core Bond Fund (formerly, the Scout Bond Fund), Scout Core Plus Bond Fund and Scout Low Duration Bond Fund.  The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated.  One of the current series, the Scout Small Cap Fund series was created on January 24, 2001 to become the successor to Scout Regional Fund, Inc., which was reorganized into the Scout Small Cap Fund on July 1, 2001.

On April 1, 2005, the Trust created additional series to become the successor funds to funds within the Scout Funds family that were previously organized as Maryland corporations.  The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The Scout International Fund, the Scout Core Bond Fund and the Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc., respectively.  The Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name.  The Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund.  The Scout Money Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names.  On October 31, 2006, the Trust created the Scout Mid Cap Fund series.  On December 31, 2007, the Trust created the Scout International Discovery Fund series.  The Scout Growth Fund was liquidated on June 24, 2008.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares:  Investor Class shares and Service Class shares.  All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase.  The Service Class shares, which are subject to annual Rule 12b-1 distribution and service fees, were offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates.  The Money Market Funds were liquidated on February 28, 2011.

In 2009, TrendStar Advisors, LLC, the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor.  Under the agreement, the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund.  The Scout TrendStar Small Cap Fund was reorganized into the Scout Small Cap Fund after the close of business on September 30, 2011.

In 2010, Reams Asset Management Company, LLC, the investment sub-advisor to the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund, entered into an agreement to sell its investment advisory business to the Advisor.  In connection with this transaction, Frontegra Asset Management, Inc. entered into an agreement to sell its books and records and related assets relating to the management of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund to the Advisor.  Under that agreement, the Frontegra Columbus Core Plus Fund was reorganized with and into the Scout Core Plus Bond Fund, and the Frontegra Columbus Core Fund was reorganized with and into the Scout Core Bond Fund after the close of business on April 21, 2011.

On June 30, 2011, the Trust launched the Scout Global Equity Fund.  On September 29, 2011, the Trust launched the Scout Unconstrained Bond Fund.  On August 29, 2012, the Trust launched the Scout Low Duration Bond Fund.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited number of shares, with no par value.  Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Class Y shares of the Scout Core Bond Fund and Scout Core Plus Bond Fund.  There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable.  Fractional shares have proportional voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will not be issued.  The Trust does not intend to hold regular annual shareholder meetings.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.  If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting.  The Fund’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  The Fund is authorized to use the word “Scout” in its name, and may use the Scout design, so long as Advisor continues as its investment advisor.

Code of Ethics.  The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures.

Summary of Proxy Voting Procedures.  The Board has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor.   The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

•
The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.

•
The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Fund.  The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.

•
The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder.  In exercising voting rights, there shall be no undue prejudice in favor of management.  Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the Fund’s shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Proxy Voting Committee.  If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Fund votes proxies relating to portfolio securities will be available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s web site at www.sec.gov.

FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Corporation (S&P®):

AAA - Highest Grade.  These securities possess the ultimate degree of protection as to principal and interest.  Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade.  Generally, these bonds differ from AAA issues only in a small degree.  Here too, prices move with the long-term money market.

A - Upper-medium Grade.  They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions.  Interest and principal are regarded as safe.  They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s):

Aaa - Best Quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

Note:
Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated “AAA,” “AA,” “A” and “BBB” are considered to be investment grade.

AAA Highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”.

A+, A or A- Investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.  C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  “DDD” represents the highest potential for recovery on these bonds.  “D” represents the lowest potential for recovery.

NR Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody’s - Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s has one rating - prime.  Every such prime rating means Moody’s believes that the commercial paper note will be redeemed as agreed.  Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P® - Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.  The four categories are as follows:

“A” -
Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

“A-1” -	This designation indicates that the degree of safety regarding timely payment is very strong.

“A-2” -	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

“A-3” -
Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

“B” -	Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

“C” -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

“D” -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

F1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

Fl	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than “F1+”.

F2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F I +” and “F I”.

F3
Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS
Weak Credit Quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D
Default.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody’s and Standard and Poor’s Corporation represent their opinions of quality of the municipal bonds they undertake to rate.  These ratings are general and are not absolute standards.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody’s and S&P®’s Municipal Bond Ratings cover obligations of states and political subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating.  Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.  Although a rating reflects S&P®’s judgment as to the issuer’s capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P® Ratings:

AAA Prime - These are obligations of the highest quality.  They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline.  Debt burden is moderate.  A strong revenue structure appears more than adequate to meet future expenditure requirements.  Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial.  Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues.  Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous.  There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues.  Bonds rated “AA” have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe.  This rating describes the third strongest capacity for payment of debt service.  It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.  Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional.  Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues.  Basic security provisions, while satisfactory, are less stringent.  Management performance appears adequate.

Moody’s Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody’s Ratings of Municipal Notes:

MIG 1:  The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2:  High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3:  Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.  Market access for refinancing, in particular, is likely to be less well established.

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS:

(a)           Articles of Incorporation

(1)
Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(2)
Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(3)
Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(4)
Officer’s Certificate evidencing the establishment and designation of the Scout Stock Fund, the Scout International Fund and the Scout Bond Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006) and incorporated herein by reference.

(5)
Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(6)
Officer’s Certificate evidencing the establishment and designation of the Scout International Discovery Fund series of the Registrant effective October 16, 2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007 (Accession No. 0001386893-07-000084) (“PEA No. 14”) and incorporated herein by reference.

(7)
Officers' Certificate evidencing the amendment to the Registrant's Agreement and Declaration of Trust to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(8)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(9)
Officer’s Certificate evidencing the establishment and designation of the Scout Core Plus Bond Fund series of the Registrant, and the re-designation and creation of share classes of the Scout Core Bond Fund series of the Registrant, previously filed as Exhibit 99.a.11 to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on March 11, 2011 (Accession No. 0001450791-11-000045) (“PEA No. 25”) and incorporated herein by reference.

(10)
Officer’s Certificate evidencing the establishment and designation of the Scout Global Equity Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2011 (Accession No. 0001450791-11-000119) (“PEA No. 30”) and incorporated herein by reference.

(11)
Officer’s Certificate evidencing the establishment and designation of the Scout Unconstrained Bond Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2011 (Accession No. 0001450791-11-000205) (“PEA No. 33”) and incorporated herein by reference.

(12)
Officer’s Certificate evidencing the establishment and designation of the Scout Low Duration Bond Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 24, 2012 (Accession No. 0001450791-12-000195) (“PEA No. 39”) and incorporated herein by reference.

(13)	Officer’s Certificate evidencing the establishment and designation of the Scout Emerging Markets Fund series of the Registrant is filed herewith.

(b)           By-laws

(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(2)
Officers' Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(c)           Instruments Defining Rights of Security Holders

(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d)           Investment Advisory Contracts

(1)
Investment Advisory Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(2)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement are filed herewith.

(3)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.9 to PEA No. 33 and incorporated herein by reference.

(4)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, previously filed as Exhibit 99.d.10 to PEA No. 33 and incorporated herein by reference.

(5)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.d.11 to PEA No. 33 and incorporated herein by reference.

(6)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Stock Fund, Scout Mid Cap Fund and Scout International Discovery Fund, previously filed as Exhibit 99.d.6 to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (Accession No. 0001137439-11-000263) and incorporated herein by reference.

(7)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Low Duration Bond Fund, previously filed as Exhibit 99.d.7 to PEA No. 39 and incorporated herein by reference.

(8)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Emerging Markets Fund, is filed herewith.

(e)           Underwriting Contracts

(1)
Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010 (Accession No. 0001144204-10-056157) (“PEA No. 23”) and incorporated herein by reference.

(2)	Sixth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement is filed herewith.

(f)           Bonus or Profit Sharing Contracts

Not Applicable.

(g)           Custodian Agreements

(1)
Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(A)
Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(B)	Revised Appendix B to the Custody Agreement is filed herewith.

(2)
Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement is filed herewith.

(h)           Other Material Contracts

(1)           Transfer Agency Agreement.

(A)
Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(B)
Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) ("PEA No. 15") and incorporated herein by reference.

(C)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007, previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

(D)	Eleventh Amended and Restated Schedule A to the Transfer Agency Agreement is filed herewith.

(2)	Inbound Call Management and Fulfillment Services Agreement.

(A)
Inbound Call Management and Fulfillment Services Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed on October 30, 2001 and incorporated herein by reference.

(B)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(C)	Eleventh Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement is filed herewith.

(3)	Administration and Fund Accounting Agreement.

(A)
Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(B)	Eleventh Amended and Restated Schedule A to the Administration and Fund Accounting Agreement is filed herewith.

(C)	Second Amended and Restated Schedule B to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.C to PEA No. 33 and incorporated herein by reference.

(D)	Fifth Amended and Restated Schedule C to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.D to PEA No. 39 and incorporated herein by reference.

(4)	Retirement Plan Agreement

(A)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(B)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(5)	Class Y Shareholder Servicing Plan on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.h.5 to PEA No. 33 and incorporated herein by reference.

(6)	Administrative Services Agreement.

(A)
Administrative Services Agreement dated April 1, 2012 by and between Scout Investments, Inc. and the Registrant, previously filed as Exhibit 99.h.6.A to PEA No. 39 and incorporated herein by reference.

(B)	Amended and Restated Schedules A and B to the Administrative Services Agreement are filed herewith.

(i)           Legal Opinion

(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant is filed herewith.

(j)           Other Opinions

(1)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 39 and incorporated herein by reference.

(2)	Power of Attorney of Scout Funds is filed herewith.

(k)           Omitted Financial Statements

Not Applicable.

(l)            Initial Capital Agreements

Not Applicable.

(m)          Rule 12b-1 Plan

(1)
Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 33 and incorporated herein by reference.

 (n)           Rule 18f-3 Plan

(1)
Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 33 and incorporated herein by reference.

(p)           Code of Ethics

(1)
Fiduciary Services - Code of Ethics applicable to Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, as amended September 30, 2010, previously filed as Exhibit 99.p.1 to PEA No. 23 and incorporated herein by reference.

(2)
Amended and Restated Code of Ethics of the Distributor, previously filed as Exhibit 99.p.2 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2011 (Accession No. 0001450791-11-000063) (“PEA No. 27”) and incorporated herein by reference.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30.                      INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.  The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c)           Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws:

(a)           A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b)           A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

None

ITEM 32.                      PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Cheswold Lane Funds
Commonwealth International Series Trust
Giant 5 Funds
Green Century Funds

The Marsico Investment Fund
The SteelPath MLP Funds Trust
The Westport Funds
Vericimetry Funds
Ziegler Lotsoff Capital Management Investment Trust

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Robert J. Tuszynski 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)	The Distributor does not receive any remuneration or compensation from the Fund for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34.                      MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.                      UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 9th day of October, 2012.
Scout Funds

By:  /s/ Andrew J. Iseman
Andrew J. Iseman, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Andrew J. Iseman	President	October 9, 2012
Andrew J. Iseman

/s/ Scott A. Betz	Treasurer	October 9, 2012
Scott A. Betz

/s/ Eric T. Jager	Trustee	October 9, 2012
Eric T. Jager*

/s/ William E. Hoffman	Trustee	October 9, 2012
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	October 9, 2012
Stephen F. Rose*

/s/ Andrea F. Bielsker	Trustee	October 9, 2012
Andrea F. Bielsker*

/s/ Charlotte T. Petersen	Trustee	October 9, 2012
Charlotte T. Petersen*

/s/ Allen R. Strain	Trustee	October 9, 2012
Allen R. Strain*

*By:
/s/ Benjamin D. Wiesenfeld
Benjamin D. Wiesenfeld
Attorney-in-Fact
(Pursuant to Powers of Attorney, filed herewith and previously filed with Post-Effective Amendment No. 39 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
(a)(13)	Officer’s Certificate evidencing the establishment and designation of the Scout Low Emerging Markets Fund
(d)(2)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement
(d)(8)	Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Emerging Markets Fund
(e)(2)	Sixth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement
(g)(1)(B)	Revised Appendix B to the Custody Agreement
(g)(2)(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement
(h)(1)(D)	Eleventh Amended and Restated Schedule A to the Transfer Agency Agreement
(h)(2)(C)	Eleventh Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement
(h)(3)(B)	Eleventh Amended and Restated Schedule A to the Administration and Fund Accounting Agreement
(h)(6)(B)	Amended and Restated Schedules A and B to the Administrative Services Agreement
(i)(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant
(j)(2)	Power of Attorney of Scout Funds